Average Annual Total Returns		8 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.75%	20.38%
Performance Inception Date	Apr. 30, 2024
Innovator International Developed Power Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.75%	20.38%
Innovator International Developed Power Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.03%	12.06%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.16%	31.22%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.29%	27.89%